Contribution to the Deposit Insurance System - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Insurance [line items]
Monthly average percentage of deposit insurance fund	0.015%
Top of range [member]
Disclosure Of Insurance [line items]
Demand deposits and time deposits	$ 1,000